Document and Entity Information	Nov. 05, 2020
Cover [Abstract]
Entity Registrant Name	Montage Resources Corp
Amendment Flag	false
Entity Central Index Key	0001600470
Document Type	8-K
Document Period End Date	Nov. 05, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-36511
Entity Tax Identification Number	46-4812998
Entity Address, Address Line One	122 West John Carpenter Freeway
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039
City Area Code	(469)
Local Phone Number	444-1647
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.01 Per Share
Trading Symbol	MR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false